Supplemental information to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2012
Supplemental information to the Consolidated Statement of Cash Flows

Note 27—Supplemental information to the Consolidated Statement of Cash Flows

Noncash investing and financing transactions that, appropriately, are not reflected in the Consolidated Statement of Cash Flows are listed below.

Noncash investing and financing transactions	Year ended Dec. 31,
(in millions)	2012	2011	2010
Transfers from loans to other assets for OREO	$7	$16	$11
Assets of consolidated VIEs	134	3,419	15,249
Liabilities of consolidated VIEs	96	3,478	13,949
Noncontrolling interests of consolidated VIEs	163	29	699
Disposition of business	-	544	-